Operating Expenses Before Impairment Losses, Provisions and Charges - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Employee	Dec. 31, 2016 GBP (£) Employee	Dec. 31, 2015 Employee
Classes of employee benefits expense [abstract]
Average number of full-time equivalent staff | Employee	19,559	19,863	20,405
Impairment charge | £	£ 32	£ 45